GOODWILL (Details) - USD ($) $ in Thousands		6 Months Ended
	Jul. 01, 2017	Dec. 31, 2017
Goodwill [Line Items]
Balance at beginning of period		$ 47,326
Goodwill acquired	$ 2,312	2,312
Translation adjustment		1,537
Balance at the end of period	$ 47,326	$ 51,175